Average Annual Total Returns		12 Months Ended	53 Months Ended	56 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025 [1]
S&P 500 Index Inception Dated On April 29 2021
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(2) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%		12.60%
S&P 500 Index Inception Dated On July 21 2021
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	12.33%
Formidable ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.25%		1.36%
Formidable ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		15.66%		0.61%
Formidable ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.87%		0.77%
Formidable ETF
Prospectus [Line Items]
Performance Inception Date	Apr. 29, 2021
Formidable Fortress ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.62%	5.13%
Performance Inception Date	Jul. 21, 2021
Formidable Fortress ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		6.53%	4.95%
Formidable Fortress ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.99%	3.93%

[1]	The Fund commenced operations on April 29, 2021.
[2]	The Fund commenced operations on July 21, 2021.